Consolidated Statements of Redeemable Non-Controlling Interest and Stockholders' Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Redemptions and equity issuance costs	$ 54.3
Series F Preferred Stock
Stock issuance costs	11.5
Class A Common Stock
Stock issuance costs	$ 0.2